Equity-method investees - Summary of Changes in Carrying Amount of Equity-method investees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	€ 37,696	€ 44,522
Acquisition of non-controlling interests		461
Share of profit for the year	2,897	356	€ 3,561
Loss allowance	502
Share of other comprehensive income	(1,257)	(784)	2,328
Dividends received		(3,697)
Share capital reduction		(3,156)
Effect of translation adjustments	(7)	(6)
Ending balance	39,831	37,696	44,522
Nars Miami Llc [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	431	4
Share of profit for the year	197	431
Effect of translation adjustments	(19)	(4)
Ending balance	609	431	4
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	52	18
Share of profit for the year	515	36
Effect of translation adjustments	2	(2)
Ending balance	569	52	18
Foundation Made In Italy Circolare Esostenibile [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	8
Acquisition of non-controlling interests		8
Ending balance	8	8
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	37,029	44,230
Share of profit for the year	2,873	436
Share of other comprehensive income	(1,257)	(784)
Dividends received		(3,697)	(1,490)
Share capital reduction		(3,156)
Ending balance	38,645	37,029	44,230
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	176	270
Acquisition of non-controlling interests		453
Share of profit for the year	(688)	(547)
Loss allowance	502
Effect of translation adjustments	€ 10
Ending balance		€ 176	€ 270